Cover	May 24, 2024
Cover [Abstract]
Entity Central Index Key	0001223389
Document Type	8-K
Document Period End Date	May 24, 2024
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34956
Entity Tax Identification Number	06-1672840
Entity Address, Postal Zip Code	77381
City Area Code	936
Local Phone Number	230-5899
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Registrant Name	CONN’S, INC.
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CONN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Address, Address Line One	2445 Technology Forest Blvd.
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX